33. ENVIRONMENT	12 Months Ended
Dec. 31, 2017
Environment
33. ENVIRONMENT
33.1	Disclosures on disbursements related to the environment

The Company is committed to protect the environment. Consequently, each executive and operator is committed to perform their operations and to provide their services taking due care in minimizing, as long as possible and reasonable, an impact in the environment and to always comply with the related legislation in force. Likewise, persons involved with this Code, which hold information of any event or activity related to the Company, which have a pollutant effect or have a harmful effect on the environment or imply an eventual infringement of the regulation applicable, will inform the Company’s competent administrative area as soon as possible.

When legally applicable or considered necessary or correct, the Company will report this situation to its shareholders, the regulatory entities and the public in general, completely and truthful, thus, complying with requirements established by law on this matter.

33.2	Detail of information on disbursements related to the environment

As of December 31, 2017, the net balance of assets destined to improve the environment amounted to ThCh$2,738,471, which is represented in items as constructions and works of infrastructure and machinery and equipment. In addition, as of December 31, 2016, such balance amounted to ThCh$2,966,541, which was represented in items as construction and infrastructure works and machinery and equipment

33.3	Disbursements of the period related to the environment performed as of December 31, 2017.

Identification of the Parent and Subsidiary	Name of project to which the project is associated	Detail of concept for which the expenditure was or will be made	Indication of whether the expenditure is part of the cost of an asset or was reflected as expense	Description of the asset or expense item	Amount of expenditure ThCh$	Actual or estimated date in which the expenditure will be made
Viña Concha y Toro	Water treatment	Maintenance and supply of water treatment plants	Reflected as expense	Expenses in oenological warehouses and water treatment	1,459,828	No estimation
Total expenditures for the period related to the environment					1,459,828